SonicSharesTM Airlines, Hotels, Cruise Lines ETF

SCHEDULE OF INVESTMENTS at June 30, 2021 (Unaudited)

	Shares	Value
Common Stocks - 99.9%
Airlines - 44.8%
Air Canada (1)	756	$15,568
Air China Ltd. - H Shares	34,816	25,599
Air France-KLM (1)	4,998	24,123
Alaska Air Group, Inc. (1)	879	53,013
Allegiant Travel Co. (1)	138	26,772
American Airlines Group, Inc. (1)	6,855	145,395
ANA Holdings, Inc.	3,483	81,968
Cathay Pacific Airways Ltd.	48,700	41,138
China Eastern Airlines Corp. Ltd. - H Shares	40,850	17,306
China Southern Airlines Co. Ltd. - H Shares (1)	32,164	19,963
Copa Holdings SA - Class A (1)	249	18,757
Delta Air Lines, Inc. (1)	4,155	179,745
Deutsche Lufthansa AG	4,451	50,093
easyJet PLC	3,354	41,459
International Consolidated Airlines Group SA	59,872	144,097
Japan Airlines Co. Ltd.	3,221	69,679
JET2 PLC	1,626	26,584
JetBlue Airways Corp. (1)	2,326	39,030
Qantas Airways Ltd.	14,665	51,305
Ryanair Holdings PLC (1)	9,678	183,175
Singapore Airlines Ltd.	22,230	80,208
SkyWest, Inc. (1)	390	16,797
Southwest Airlines Co. (1)	3,254	172,755
Spirit Airlines, Inc. (1)	799	24,322
United Airlines Holdings, Inc. (1)	2,902	151,746
Wizz Air Holdings PLC (1)	624	40,248
		1,740,845
Entertainment - 1.3%
Marriott Vacations Worldwide Corp. (1)	302	48,109

Leisure Time - 14.5%
Carnival Corp. (1)	6,244	164,592
Fosun Tourism Group	10,000	15,967
Norwegian Cruise Line Holdings Ltd. (1)	5,909	173,784
Royal Caribbean Cruises Ltd. (1)	2,010	171,413
TUI AG (1)	7,688	39,322
		565,078
Lodging - 25.5%
Accor SA	1,917	71,588
Choice Hotels International, Inc.	400	47,544
Hilton Grand Vacations, Inc. (1)	651	26,945
Hilton Worldwide Holdings, Inc. (1)	1,531	184,669
Huazhu Group Ltd. - ADR (1)	3,331	175,910
Hyatt Hotels Corp. - Class A (1)	319	24,767
InterContinental Hotels Group PLC	1,285	85,385
Marriott International, Inc. (1)	1,342	183,210
Resorttrust, Inc.	840	13,729
Shangri-La Asia Ltd.	28,420	27,813
Travel + Leisure Co.	629	37,394
Whitbread PLC (1)	1,482	63,917
Wyndham Hotels & Resorts, Inc.	702	50,748
		993,619
Real Estate - 0.5%
Great Eagle Holdings Ltd.	6,000	20,397

Real Estate Investment Trusts (REITs) - 13.3%
Apple Hospitality REIT, Inc.	1,748	26,674
DiamondRock Hospitality Co. (1)	1,731	16,791
Host Hotels & Resorts, Inc. (1)	4,954	84,664
Japan Hotel REIT Investment Corp.	36	21,602
MGM Growth Properties, LLC - Class A	1,143	41,856
Park Hotels & Resorts, Inc. (1)	1,733	35,717
Pebblebrook Hotel Trust	994	23,409
RLJ Lodging Trust	1,234	18,794
Ryman Hospitality Properties, Inc. (1)	407	32,137
Service Properties Trust	1,308	16,481
Sunstone Hotel Investors, Inc. (1)	1,602	19,897
VICI Properties, Inc.	5,278	163,723
Xenia Hotels & Resorts, Inc. (1)	860	16,108
		517,853
Total Common Stocks
(Cost $4,106,419)		3,885,901

Short-Term Investments - 0.0% (2)
Money Market Funds - 0.0% (2)
First American Government Obligations Fund - Class X, 0.026% (3)	1,345	1,345
Total Short-Term Investments
(Cost $1,345)		1,345

Total Investments in Securities - 99.9%
(Cost $4,107,764)		3,887,246
Other Assets in Excess of Liabilities - 0.1%		4,098
Total Net Assets - 100.0%		$3,891,344

(1)	Non-income producing security.
(2)	Does not round to 0.1% or (0.1)%, as applicable.
(3)	The rate shown is the annualized seven-day effective yield as of June 30, 2021.

Summary of Fair Value Exposure at June 30, 2021 (Unaudited)

The SonicSharesTM Airlines, Hotels, Cruise Lines ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$3,885,901	$–	$–	$3,885,901
Short-Term Investments	–	1,345	–	–	1,345
Total Investments in Securities	$–	$3,887,246	$–	$–	$3,887,246

(1) See Schedule of Investments for the industry breakout.